CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	£ 13,550	£ 14,741	£ 14,845
Costs of services	(11,404)	(12,290)	(12,326)
Gross profit	2,146	2,451	2,519
General and administrative costs	(1,764)	(1,126)	(1,988)
Operating profit	382	1,325	531
Earnings from associates	39	36	70
Profit before interest and taxation	421	1,361	601
Finance and investment income	78	137	127
Finance costs	(352)	(417)	(389)
Revaluation and retranslation of financial instruments	(16)	(50)	7
Profit before taxation	131	1,031	346
Taxation	(303)	(402)	(149)
(Loss)/profit for the year	(172)	629	197
Attributable to:
Equity holders of the parent	(215)	542	110
Non-controlling interests	43	87	87
(Loss)/profit for the year	£ (172)	£ 629	£ 197
Earnings per share
Basic earnings per ordinary share (sterling per share)	£ (0.200)	£ 0.503	£ 0.103
Diluted earnings per ordinary share (sterling per share)	£ (0.200)	£ 0.494	£ 0.101